Stock-Based Employee Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense Recognized for Employee Stock-based Compensation
Total compensation expense recognized for employee stock-based compensation for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands):

	Employee Stock-Based Compensation
Classification of expense	2019	2018	2017
Marketing, selling and administrative expenses	$75,930	$46,061	$69,459
Total compensation expense	$75,930	$46,061	$69,459

Summary Stock Option Activity
Stock option activity and information about stock options outstanding are summarized in the following table:

Stock Option Activity	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(years)	(in thousands)
Outstanding at January 1, 2019	153,093	$29.06	1.23	$10,399
Granted	—	—
Exercised	(87,262)	$19.96
Canceled	(844)	$33.73
Outstanding at December 31, 2019	64,987	$41.22	0.87	$5,990
Vested at December 31, 2019	64,987	$41.22	0.87	$5,990
Options Exercisable at December 31, 2019	64,987	$41.22	0.87	$5,990
___________________________________________________________________
(1)The intrinsic value represents the amount by which the fair value of stock exceeds the option exercise price.

Summary of Restricted Stock Activity	Restricted stock activity is summarized in the following table:

Restricted Stock Units Activity	Number of Awards	Weighted- Average Grant Date Fair Value
Non-vested share units as of January 1, 2019	$800,585	$103.32
Granted	293,707	112.13
Vested	(267,134)	96.96
Canceled	(25,323)	109.32
Non-vested share units as of December 31, 2019	$801,835	$88.97

Summary of Performance share activity	Performance share units activity is summarized in the following table:

Performance Share Units Activity	Number of Awards	Weighted- Average Grant Date Fair Value
Non-vested share units as of January 1, 2019	302,561	88.57
Granted	187,924	87.39
Vested	(198,537)	62.49
Canceled	(5,931)	95.12
Non-vested share units as of December 31, 2019	286,017	105.76

Senior Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Activity	Restricted stock awards activity is summarized in the following table:

Restricted Stock Awards Activity	Number of Awards	Weighted- Average Grant Date Fair Value
Non-vested share units as of January 1, 2019	390,198	96.03
Granted	194,486	118.08
Vested	(120,329)	66.93
Canceled	(11,899)	66.93
Non-vested share units as of December 31, 2019	452,456	114.01